Share Based Compensations (Details) - Schedule of Summary of the Share Option Activity - USD ($)		6 Months Ended
	Dec. 31, 2023	Jun. 30, 2024
Schedule of Summary of The Stock Option Activity [Abstract]
Number of Options Outstanding, Beginning Balance	216,426
Weighted Average Exercise Price, Beginning Balance	$ 1
Weighted-average remaining contractual term (in years), Beginning Balance	3 years 10 months 20 days	2 years 21 days
Aggregate intrinsic value, Beginning Balance	$ 0.04
Number of Options, Granted		477,914
Weighted Average Exercise Price, Granted		$ 1.06
Weighted-average remaining contractual term (in years), Granted
Aggregate intrinsic value, Granted
Number of Options, Forfeited		7,500
Weighted Average Exercise Price, Forfeited		$ 1.06
Weighted-average remaining contractual term (in years), Forfeited
Aggregate intrinsic value, Forfeited
Number of Options Outstanding, Ending Balance		686,840
Weighted Average Exercise Price, Ending Balance		$ 1.04
Weighted-average remaining contractual term (in years), Ending Balance	3 years 10 months 20 days	2 years 21 days
Aggregate intrinsic value, Ending Balance		$ 0.44
Number of Options, Outstanding, Options exercisable		118,337
Weighted Average Exercise Price, Options exercisable		$ 1
Weighted-average remaining contractual term (in years), Options exercisable		2 years 8 months 4 days
Aggregate intrinsic value, Options exercisable		$ 0.48